Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of revenues	¥ 136,654	¥ 153,422	¥ 174,208
Related Party [Member]
Cost of revenues	¥ 0	¥ 0	¥ 18